[MONY—AN AXA FINANCIAL COMPANY LOGO]

Richard Goldberger

Senior Director and

Associate General Counsel

(201) 743-7174

Fax: (212) 314-3959

Law Department

December 24, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	MONY Life Insurance Company of America
MONY America Variable Account K
Form N-6 Registration Statement
CIK No. 0001585490
File Nos. 333-191149 and 811-22886

Commissioners:

MONY Life Insurance Company of America (“MONY America”) today has transmitted via EDGAR for filing, and effectiveness on December 31, 2014, pursuant to Rule 485(b) under the Securities Act of 1933 (“1933 Act”), Post-Effective Amendment No. 4 and Amendment No. 7 (“Amendment”) to MONY America’s Form N-6 Registration Statement File Nos. 333-191149 and 811-22886 under the 1933 Act and the Investment Company Act of 1940, respectively, with respect to Separate Account K (“Separate Account”) of MONY America.

On October 8, 2014, we filed Post-Effective Amendment No. 2 and Amendment No. 5 to the Registration Statement on Form N-6 to add a prospectus (“Prospectus”) and related bridging supplement (“Supplement”) for MONY America’s new IncentiveLife Legacy III variable life insurance product. On November 24, 2014, we received oral comments on this filing from Ms. Elisabeth Bentzinger of the Securities and Exchange Commission Staff. We provided our response to those comments on December 5, 2014.

MONY America believes that it has been fully responsive to the Staff’s comments, that the responses do not raise additional issues for the Staff’s consideration and that, other than the changes discussed above, no material changes have been made in the Amendment.

Tandy Representations

We hereby acknowledge that the Staff of the Commission has not passed upon the accuracy or adequacy of the Prospectus and Supplement for the above-referenced Registration Statement.

We acknowledge that the review of the filings by the Staff of the Commission does not relieve the registrant of its full responsibility for the adequacy and accuracy of the disclosure of this filing nor does it foreclose the Commission from taking any action with respect to the filing.

Further, we acknowledge that the registrant may not assert as a defense in any proceeding initiated by the Commission or any person under federal securities law that the Staff of the Commission reviewed the filing and provided comments to the registrant or that the filing became automatically effective thereafter.

Please contact the undersigned at (201) 743-7174 or Christopher E. Palmer of Goodwin Proctor LLP at (202) 346-4253 if you have any questions.

Sincerely,

/s/ Richard Goldberger
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Richard Goldberger

cc: Christopher E. Palmer, Esq.